Leases - Schedule of Future Minimum Lease Payments - Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	$ 95,378	$ 92,019
Not later than one year [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	11,132
Later than one year and not later than two years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	8,981
Later than two years and not later than three years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	8,498
Later than three years and not later than four years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	7,195
Later than four years and not later than five years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	6,498
Later than five years [member]
Disclosure Of Leases [Line items]
Future minimum lease payments - operating leases	$ 53,074